Income Taxes - Schedule of Benefit (Provision) for Income Taxes Attributable to Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current	$ (13,540)	$ (10,448)	$ 3,532
Deferred (excluding separate components)	280,220	785,225	963,919
Deferred – operating loss carryforward		(277,453)	(305,760)
Deferred – valuation allowance	(247,867)	(815,851)	(634,190)
Other noncurrent	(590)	33,130	14,522
Benefit (provision) for federal income taxes	18,223	(285,397)	42,023
State:
Current	(1,840)	(2,214)	(1,812)
Deferred (excluding separate components)	(2,768)	4,338	4,056
Deferred – operating loss carryforward	(2,263)	531	393
Deferred – valuation allowance	(4,465)	412	(4,374)
Other noncurrent	7,153	(547)	879
Benefit (provision) for state income taxes	(4,183)	2,520	(858)
Foreign:
Current	(2,127)	(1,656)	(2,214)
Deferred (excluding separate components)	(5,832)	1,726	(70,440)
Deferred – operating loss carryforward	10,472	3,495	1,312
Deferred – valuation allowance	(9,959)	(4,396)	9,361
Provision for foreign income taxes	(7,446)	(831)	(61,981)
Benefit (provision) for income taxes	$ 6,594	$ (283,708)	$ (20,816)